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            [CANADA LIFE INSURANCE COMPANY OF AMERICAN LETTERHEAD]

                                 May 17, 2001

VIA EDGARLINK
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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

       Re: Canada Life Insurance Company of America
           Canada Life of American Variable Annuity Account 2
           Post-Effective Amendment No. 14
           (File Nos. 33-55890; 811-7350)
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Commissioners:

On behalf of Canada Life Insurance Company of America (the "Company") and Canada Life of America Variable Annuity Account 2 (the "Account"), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of the prospectus and statement of additional information for the variable annuity contracts offered by the Company through the Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced registration statement for the Account. That registration statement was filed electronically with the Commission on April 30, 2001.

If you have any questions or comments regarding this filing, please call the undersigned at (770) 953-1959 ext. 2209.

Sincerely,

/s/ Craig R. Edwards
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Craig Edwards
Chief Legal Counsel